UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23823)

Tema ETF Trust
(Exact name of registrant as specified in charter)

Brookfield Place

200 Vesey Street, Suite 24106

New York, NY 10281
(Address of principal executive offices) (Zip code)

Matthew Keeling, President

Brookfield Place

200 Vesey Street, Suite 24106

New York, NY 10281
(Name and address of agent for service)

(302) 499-4928 ext. 801

Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report
February 29, 2024

Tema ETF Trust
•Tema Obesity & Cardiometabolic ETF (formally known as “Tema Cardiovascular and Metabolic ETF”)	| HRTS	| NASDAQ Stock Market LLC
•Tema Oncology ETF	| CANC	| NASDAQ Stock Market LLC
•Tema Neuroscience and Mental Health ETF	| MNTL	| NASDAQ Stock Market LLC
•Tema American Reshoring ETF	| RSHO	| NYSE Arca, Inc.
•Tema Monopolies and Oligopolies ETF	| TOLL	| Cboe BZX Exchange, Inc.
•Tema Luxury ETF	| LUX	| NYSE Arca, Inc.
•Tema Global Royalties ETF	| ROYA	| Cboe BZX Exchange, Inc.

Tema ETF Trust

1

Management Discussion of Fund Performance	Tema Obesity & Cardiometabolic ETF
February 29, 2024 (Unaudited)

From November 21, 2023, the Fund’s inception date, through February 29, 2024 (the “reporting period”), the Tema Obesity & Cardiometabolic ETF (the “Fund” or “HRTS”) market value total return was 27.81% and its net asset value (“NAV”) total return was 27.43% compared to the S&P 500 Total Return Index, which returned 12.55%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $33.83.

We believe the Fund’s relative outperformance during the reporting period is attributable to the general outperformance of biopharma stocks, and increasingly positive clinical and financial results from the major players in the cardiometabolic space. The biggest contributors to the Fund’s performance were Viking Therapeutics, Inc., Mereo Biopharma Group PLC and Tenaya Therapeutics, Inc. The biggest detractors from the Fund’s performance were Insulet Corp., Omnicell, Inc. and Inari Medical, Inc.

The actively managed Tema Obesity & Cardiometabolic ETF seeks to provide long-term growth of capital by investing in companies leading the fight against obesity and cardiometabolic diseases.

2

Management Discussion of Fund Performance	Tema Obesity & Cardiometabolic ETF
February 29, 2024 (Unaudited) (Continued)

Growth of an Assumed $10,000 Investment Since Inception* Through 2/29/24

Cumulative Total Returns as of 2/29/24	3 Months	Since Inception*
Tema Obesity & Cardiometabolic ETF
Net Asset Value	26.48%	27.43%
Market Value	26.28%	27.81%
S&P 500 Total Return Index(1)	11.98%	12.55%

*Tema Obesity & Cardiometabolic ETF’s inception date is 11/21/23.

(1)The S&P 500 Total Return Index is a market capitalization weighted index comprised of the securities of 500 leading U.S. listed companies. Individuals cannot invest directly in an index.

The Fund’s Cumulative Annual Total Returns are based on net assets values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.temaetfs.com.

As stated in the current prospectus, the current gross and net expense ratios are 0.99% and 0.75% respectively. Please refer to the Financial Highlights herein for the most recent expense ratio information.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the NASDAQ Stock Market LLC exchange. Market value performance does not represent the returns you would receive if you traded shares at other times. NAV and Market value returns assume that dividends and capital gain distributions have been reinvested in the Fund on ex-date at NAV for NAV returns and payment date at Market price for Market value returns.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

3

Management Discussion of Fund Performance	Tema Oncology ETF
February 29, 2024 (Unaudited)

From August 15, 2023, the Fund’s inception date, through February 29, 2024 (the “reporting period”), the Tema Oncology ETF (the “Fund” or “CANC”) market value total return was 12.96% and its net asset value (“NAV”) total return was 12.84% compared to the S&P 500 Total Return Index, which returned 14.52%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $28.21.

We believe the Fund’s relative performance as compared to that of its benchmark during the reporting period is attributable to the general performance of biopharma stocks, and increasingly positive clinical and financial results from the Fund’s holdings in the oncology space. The biggest contributors to the Fund’s performance were Mereo Biopharma Group PLC, Fusion Pharmaceuticals, Inc. and Immunogen, Inc. The biggest detractors from the Fund’s performance were Guardant Health, Inc., Argenx SE and Illumina, Inc.

The actively managed Tema Oncology ETF seeks to provide long-term growth by investing in companies operating in the oncology industry.

4

Management Discussion of Fund Performance	Tema Oncology ETF
February 29, 2024 (Unaudited) (Continued)

Growth of an Assumed $10,000 Investment Since Inception* Through 2/29/24

Cumulative Total Returns as of 2/29/24	3 Months	6 Months	Since Inception*
Tema Oncology ETF
Net Asset Value	18.31%	13.15%	12.84%
Market Value	18.08%	13.15%	12.96%
S&P 500 Total Return Index(1)	11.98%	13.93%	14.52%

*Tema Oncology ETF’s inception date is 8/15/23.

(1)The S&P 500 Total Return Index is a market capitalization weighted index comprised of the securities of 500 leading U.S. listed companies. Individuals cannot invest directly in an index.

The Fund’s Cumulative Annual Total Returns are based on net assets values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.temaetfs.com.

As stated in the current prospectus, the current gross and net expense ratios are 0.99% and 0.75% respectively. Please refer to the Financial Highlights herein for the most recent expense ratio information.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the NASDAQ Stock Market LLC exchange. Market value performance does not represent the returns you would receive if you traded shares at other times. NAV and Market value returns assume that dividends and capital gain distributions have been reinvested in the Fund on ex-date at NAV for NAV returns and payment date at Market price for Market value returns.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

5

Management Discussion of Fund Performance	Tema Neuroscience and Mental Health ETF
February 29, 2024 (Unaudited)

From January 23, 2024, the Fund’s inception date, through February 29, 2024 (the “reporting period”), the Tema Neuroscience and Mental Health ETF (the “Fund” or “MNTL”) market value total return was 2.36% and its net asset value (“NAV”) total return was 2.07% compared to the S&P 500 Total Return Index, which returned 5.26%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $25.95.

We believe the Fund’s relative underperformance during the reporting period of just over one month is attributable to the general underperformance of biopharma stocks. The biggest contributors to the Fund’s performance were Eli Lilly & Co., Intellia Therapeutic, Inc. and Day One Biopharmaceuticals, Inc. The biggest detractors from the Fund’s performance were Biogen, Inc., Alnylam Pharmaceuticals, Inc. and Ionis Pharamceuticals, Inc.

The actively managed Tema Neuroscience and Mental Health ETF seeks to provide long-term growth of capital by investing in companies tackling diseases of the central nervous system and mental health.

6

Management Discussion of Fund Performance	Tema Neuroscience and Mental Health ETF
February 29, 2024 (Unaudited) (Continued)

Growth of an Assumed $10,000 Investment Since Inception* Through 2/29/24

Cumulative Total Returns as of 2/29/24	Since Inception*
Tema Neuroscience and Mental Health ETF
Net Asset Value	2.07%
Market Value	2.36%
S&P 500 Total Return Index(1)	5.26%

*Tema Neuroscience and Mental Health ETF’s inception date is 1/23/24.

(1)The S&P 500 Total Return Index is a market capitalization weighted index comprised of the securities of 500 leading U.S. listed companies. Individuals cannot invest directly in an index.

The Fund’s Cumulative Annual Total Returns are based on net assets values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.temaetfs.com.

As stated in the current prospectus, the current gross and net expense ratios are 0.99% and 0.75% respectively. Please refer to the Financial Highlights herein for the most recent expense ratio information.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the NASDAQ Stock Market LLC exchange. Market value performance does not represent the returns you would receive if you traded shares at other times. NAV and Market value returns assume that dividends and capital gain distributions have been reinvested in the Fund on ex-date at NAV for NAV returns and payment date at Market price for Market value returns.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

7

Management Discussion of Fund Performance	Tema American Reshoring ETF
February 29, 2024 (Unaudited)

From May 11, 2023, the Fund’s inception date, through February 29, 2024 (the “reporting period”), the Tema American Reshoring ETF (the “Fund” or “RSHO”) market value total return was 37.19% and its net asset value (“NAV”) total return was 36.88% compared to the S&P 500 Total Return Index, which returned 24.81%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $34.21.

We believe the Fund’s relative outperformance during the reporting period is attributable to the general outperformance of industrials stocks within the Fund’s portfolio. The biggest contributors to the Fund’s performance were Eaton Corp. PLC, CRH PLC and Applied Industrial Technologies, Inc. The biggest detractors from the Fund’s performance were GXO Logistics, Inc., NEXTracker, Inc. and Boeing Co.

The actively managed Tema American Reshoring ETF seeks to provide long-term growth by investing in companies that stand to benefit from manufacturing moving back to US shores.

8

Management Discussion of Fund Performance	Tema American Reshoring ETF
February 29, 2024 (Unaudited) (Continued)

Growth of an Assumed $10,000 Investment Since Inception* Through 2/29/24

Cumulative Total Returns as of 2/29/24	3 Months	6 Months	9 Months	Since Inception*
Tema American Reshoring ETF
Net Asset Value	17.79%	16.95%	37.16%	36.88%
Market Value	17.67%	16.57%	36.89%	37.19%
S&P 500 Total Return Index(1)	11.98%	13.93%	23.36%	24.81%

*Tema American Reshoring ETF’s inception date is 5/11/23.

(1)The S&P 500 Total Return Index is a market capitalization weighted index comprised of the securities of 500 leading U.S. listed companies. Individuals cannot invest directly in an index.

The Fund’s Cumulative Annual Total Returns are based on net assets values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.temaetfs.com.

As stated in the current prospectus, the current gross and net expense ratios are 0.99% and 0.75% respectively. Please refer to the Financial Highlights herein for the most recent expense ratio information.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the NYSE Arca, Inc. exchange. Market value performance does not represent the returns you would receive if you traded shares at other times. NAV and Market value returns assume that dividends and capital gain distributions have been reinvested in the Fund on ex-date at NAV for NAV returns and payment date at Market price for Market value returns.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

9

Management Discussion of Fund Performance	Tema Monopolies and Oligopolies ETF
February 29, 2024 (Unaudited)

From May 11, 2023, the Fund’s inception date, through February 29, 2024 (the “reporting period”), the Tema Monopolies and Oligopolies ETF (the “Fund” or “TOLL”) market value total return was 24.53% and its net asset value (“NAV”) total return was 23.38% compared to the S&P 500 Total Return Index, which returned 24.81%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $31.02.

We believe the Fund’s positive performance during the reporting period is attributable to a combination of general positive market sentiment and, towards the end of the reporting period, a selection of high quality companies that possess economic moats. The biggest contributors to the Fund’s performance were Fair Isaac Corp., Safran S.A. and Intuit, Inc. The biggest detractors from the Fund’s performance were Knorr-Bremse AG, Cellnex Telecom S.A. and Coloplast AS.

The actively managed Tema Monopolies and Oligopolies ETF seeks to provide long-term growth by investing in companies operating in monopolistic industry structures, characterized by sustainable competitive advantage and high explicit (e.g. regulation) and implicit (e.g. high switching costs) barriers to entry.

10

Management Discussion of Fund Performance	Tema Monopolies and Oligopolies ETF
February 29, 2024 (Unaudited) (Continued)

Growth of an Assumed $10,000 Investment Since Inception* Through 2/29/24

Cumulative Total Returns as of 2/29/24	3 Months	6 Months	9 Months	Since Inception*
Tema Monopolies and Oligopolies ETF
Net Asset Value	14.07%	17.73%	25.49%	23.38%
Market Value	14.58%	18.41%	26.16%	24.53%
S&P 500 Total Return Index(1)	11.98%	13.93%	23.36%	24.81%

*Tema Monopolies and Oligopolies ETF’s inception date is 5/11/23.

(1)The S&P 500 Total Return Index is a market capitalization weighted index comprised of the securities of 500 leading U.S. listed companies. Individuals cannot invest directly in an index.

The Fund’s Cumulative Annual Total Returns are based on net assets values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.temaetfs.com.

As stated in the current prospectus, the current gross and net expense ratios are 0.99% and 0.75% respectively. Please refer to the Financial Highlights herein for the most recent expense ratio information.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the NASDAQ Stock Market LLC exchange. Market value performance does not represent the returns you would receive if you traded shares at other times. NAV and Market value returns assume that dividends and capital gain distributions have been reinvested in the Fund on ex-date at NAV for NAV returns and payment date at Market price for Market value returns.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

11

Management Discussion of Fund Performance	Tema Luxury ETF
February 29, 2024 (Unaudited)

From May 11, 2023, the Fund’s inception date, through February 29, 2024 (the “reporting period”), the Tema Luxury ETF (the “Fund” or “LUX”) market value total return was 3.41% and its net asset value (“NAV”) total return was 3.07% compared to the S&P 500 Total Return Index, which returned 24.81%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $25.67.

We believe the Fund’s relative underperformance of the market during the reporting period is attributable to the general underperformance of luxury stocks as consumer spending receeded, particularly in China, one of the sector’s largest markets. The biggest contributors to the Fund’s performance were L’Occitane International S.A., Hermes International SCA and Ferrari N.V. The biggest detractors from the Fund’s performance were Farfetch, Pernod Ricard S.A. and Remy Cointreau S.A.

The actively managed Tema Luxury ETF seeks to provide long-term growth by investing in companies operating in the luxury industry.

12

Management Discussion of Fund Performance	Tema Luxury ETF
February 29, 2024 (Unaudited) (Continued)

Growth of an Assumed $10,000 Investment Since Inception* Through 2/29/24

Cumulative Total Returns as of 2/29/24	3 Months	6 Months	9 Months	Since Inception*
Tema Luxury ETF
Net Asset Value	13.26%	8.64%	9.19%	3.07%
Market Value	13.44%	8.40%	8.81%	3.41%
S&P 500 Total Return Index(1)	11.98%	13.93%	23.36%	24.81%

*Tema Luxury ETF’s inception date is 5/11/23.

(1)The S&P 500 Total Return Index is a market capitalization weighted index comprised of the securities of 500 leading U.S. listed companies. Individuals cannot invest directly in an index.

The Fund’s Cumulative Annual Total Returns are based on net assets values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.temaetfs.com.

As stated in the current prospectus, the current gross and net expense ratios are 0.99% and 0.75% respectively. Please refer to the Financial Highlights herein for the most recent expense ratio information.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the NYSE Arca, Inc. exchange. Market value performance does not represent the returns you would receive if you traded shares at other times. NAV and Market value returns assume that dividends and capital gain distributions have been reinvested in the Fund on ex-date at NAV for NAV returns and payment date at Market price for Market value returns.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

13

Management Discussion of Fund Performance	Tema Global Royalties ETF
February 29, 2024 (Unaudited)

From August 17, 2023, the Fund’s inception date, through February 29, 2024 (the “reporting period”), the Tema Global Royalties ETF (the “Fund” or “ROYA”) market value total return was 0.28% and its net asset value (“NAV”) total return was 0.21% compared to the S&P 500 Total Return Index, which returned 16.71%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $24.91.

We believe the Fund’s relative underperformance during the reporting period is attributable to the general underperformance of royalty stocks, in particular those within the natural resources sub-sector. The biggest contributors to the Fund’s performance were InterDigital, Inc., QUALCOMM, Inc. and Universal Music Group N.V. The biggest detractors from the Fund’s performance were Permian Basin Royalty Trust, Franco-Neveda Corp. and Texas Pacific Land Corp.

The actively managed Tema Global Royalties ETF seeks to provide a balance of long-term growth and current income by investing in listed royalty companies that provide structured exposure to revenue streams from commodities, pharmaceutical, entertainment and intellectual property assets.

14

Management Discussion of Fund Performance	Tema Global Royalties ETF
February 29, 2024 (Unaudited) (Continued)

Growth of an Assumed $10,000 Investment Since Inception* Through 2/29/24

Cumulative Total Returns as of 2/29/24	3 Months	6 Months	Since Inception*
Tema Global Royalties ETF
Net Asset Value	-0.68%	-2.56%	0.21%
Market Value	-0.83%	-2.72%	0.28%
S&P 500 Total Return Index(1)	11.98%	13.93%	16.71%

*Tema Global Royalties ETF’s inception date is 8/17/23.

(1)The S&P 500 Total Return Index is a market capitalization weighted index comprised of the securities of 500 leading U.S. listed companies. Individuals cannot invest directly in an index.

The Fund’s Cumulative Annual Total Returns are based on net assets values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.temaetfs.com.

As stated in the current prospectus, the current gross and net expense ratios are 0.99% and 0.75% respectively. Please refer to the Financial Highlights herein for the most recent expense ratio information.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the Cboe BZX Exchange, Inc. Market value performance does not represent the returns you would receive if you traded shares at other times. NAV and Market value returns assume that dividends and capital gain distributions have been reinvested in the Fund on ex-date at NAV for NAV returns and payment date at Market price for Market value returns.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

15

Portfolio Allocations by Country and Sector	Tema ETF Trust
February 29, 2024 (Unaudited)

Tema Obesity & Cardiometabolic ETF

Allocation of Portfolio Holdings by Country as of February 29, 2024
(% of Net Assets)

United States	$37,262,524	77.9%
Denmark	4,609,079	9.5
Japan	1,483,271	3.1
United Kingdom	1,411,594	2.9
Ireland	1,325,757	2.8
Switzerland	1,135,183	2.4
Germany	418,296	0.9
Other Assets in Excess of Liabilities	253,218	0.5
	$47,898,922	100.0%

Sector Classification February 29, 2024
(% of Net Assets)

Health Care	$46,470,602	97.0%
Financials	658,481	1.4
Money Market Funds	516,621	1.1
Other Assets in Excess of Liabilities	253,218	0.5
	$47,898,922	100.0%

Tema Oncology ETF

Allocation of Portfolio Holdings by Country as of February 29, 2024
(% of Net Assets)

United States	$12,737,519	67.5%
United Kingdom	1,423,400	7.5
Japan	1,303,786	6.9
Switzerland	1,287,664	6.7
Netherlands	875,423	4.7
Germany	536,478	2.9
Canada	375,628	2.0
Denmark	336,767	1.8
Other Assets in Excess of Liabilities	3,185	0.0 (a)
	$18,879,850	100.0%

Sector Classification February 29, 2024
(% of Net Assets)

Health Care	$18,677,223	98.9%
Money Market Funds	199,442	1.1
Other Assets in Excess of Liabilities	3,185	0.0 (a)
	$18,879,850	100.0%

(a)Represents less than 0.05% of net assets.

16

Portfolio Allocations by Country and Sector (Continued)	Tema ETF Trust
February 29, 2024 (Unaudited)

Tema Neuroscience and Mental Health ETF

Allocation of Portfolio Holdings by Country as of February 29, 2024
(% of Net Assets)

United States	$9,012,042	79.0%
Ireland	657,950	5.8
Netherlands	451,451	4.0
Belgium	283,620	2.6
Israel	262,106	2.3
Canada	234,678	2.1
Germany	232,320	2.0
Japan	199,281	1.7
Finland	56,651	0.5
Liabilities in Excess of Other Assets	(5,142)	0.0 (a)
	$11,384,957	100.0%

Sector Classification February 29, 2024
(% of Net Assets)

Health Care	$11,226,320	98.6%
Money Market Funds	163,779	1.4
Liabilities in Excess of Other Assets	(5,142)	0.0 (a)
	$11,384,957	100.0%

Tema American Reshoring ETF

Allocation of Portfolio Holdings by Country as of February 29, 2024
(% of Net Assets)

United States	$10,722,501	84.9%
Ireland	1,115,677	8.8
Switzerland	352,660	2.8
United Kingdom	292,602	2.3
Taiwan, Province of China	138,063	1.1
Other Assets in Excess of Liabilities	6,513	0.1
	$12,628,016	100.0%

Sector Classification February 29, 2024
(% of Net Assets)

Industrials	$9,262,294	73.3%
Materials	2,732,413	21.6
Consumer Discretionary	292,602	2.3
Information Technology	263,049	2.1
Money Market Funds	71,145	0.6
Other Assets in Excess of Liabilities	6,513	0.1
	$12,628,016	100.0%

(a)Represents less than 0.05% of net assets.

17

Portfolio Allocations by Country and Sector (Continued)	Tema ETF Trust
February 29, 2024 (Unaudited)

Tema Monopolies and Oligopolies ETF

Allocation of Portfolio Holdings by Country as of February 29, 2024
(% of Net Assets)

United States	$4,262,066	57.7%
France	1,097,282	14.9
Canada	634,791	8.6
Spain	475,894	6.5
Netherlands	248,381	3.4
Denmark	224,529	3.0
United Kingdom	169,861	2.3
Germany	126,383	1.7
Switzerland	73,960	1.0
Other Assets in Excess of Liabilities	62,926	0.9
	$7,376,073	100.0%

Sector Classification February 29, 2024
(% of Net Assets)

Industrials	$2,853,100	38.8%
Financials	1,739,252	23.4
Information Technology	1,125,570	15.1
Health Care	859,292	11.7
Materials	497,454	6.8
Communication Services	123,732	1.7
Money Market Funds	114,747	1.6
Other Assets in Excess of Liabilities	62,926	0.9
	$7,376,073	100.0%

Tema Luxury ETF

Allocation of Portfolio Holdings by Country as of February 29, 2024
(% of Net Assets)

France	$2,998,861	35.4%
United States	1,726,528	20.5
Italy	1,263,043	15.0
Germany	776,438	9.2
Switzerland	702,881	8.3
Luxembourg	514,158	6.1
Canada	246,156	2.9
China	235,638	2.8
United Kingdom	127,858	1.5
Hong Kong	103,291	1.2
Liabilities in Excess of Other Assets	(246,384)	(2.9)
	$8,448,468	100.0%

18

Portfolio Allocations by Country and Sector (Continued)	Tema ETF Trust
February 29, 2024 (Unaudited)

Sector Classification February 29, 2024
(% of Net Assets)

Consumer Discretionary	$5,900,970	69.9%
Consumer Staples	2,238,468	26.4
Money Market Funds	436,052	5.2
Health Care	119,362	1.4
Liabilities in Excess of Other Assets	(246,384)	(2.9)
	$8,448,468	100.0%

Tema Global Royalties ETF

Allocation of Portfolio Holdings by Country as of February 29, 2024
(% of Net Assets)

United States	$2,740,733	52.5%
Canada	1,887,276	36.1
Netherlands	244,891	4.7
Australia	230,397	4.4
Denmark	111,661	2.1
Other Assets in Excess of Liabilities	11,387	0.2
	$5,226,345	100.0%

Sector Classification February 29, 2024
(% of Net Assets)

Materials	$1,729,805	33.1%
Energy	1,326,341	25.3
Information Technology	755,379	14.6
Health Care	597,337	11.4
Communication Services	521,432	10.0
Consumer Discretionary	230,901	4.4
Money Market Funds	53,763	1.0
Other Assets in Excess of Liabilities	11,387	0.2
	$5,226,345	100.0%

Schedule of Investments	Tema Obesity & Cardiometabolic ETF
February 29, 2024

The accompanying notes are an integral part of these financial statements.
19

	Shares	Value
COMMON STOCKS — 98.4%
Biotechnology — 54.3%(a)
Akero Therapeutics, Inc.(b)	24,879	$671,484
Alnylam Pharmaceuticals, Inc.(b)	7,595	1,147,529
Amgen, Inc.	7,259	1,987,731
Arcturus Therapeutics Holdings, Inc.(b)	13,976	541,710
Arrowhead Pharmaceuticals, Inc.(b)	27,264	875,174
Ascendis Pharma AS - ADR(b)	8,804	1,300,879
Bridgebio Pharma, Inc.(b)	32,570	1,112,266
Crinetics Pharmaceuticals, Inc.(b)	31,382	1,284,779
Cytokinetics, Inc.(b)	18,408	1,329,794
Intellia Therapeutics, Inc.(b)	38,767	1,245,196
Ionis Pharmaceuticals, Inc.(b)	20,732	937,294
Keros Therapeutics, Inc.(b)	9,529	643,208
Madrigal Pharmaceuticals, Inc.(b)	4,403	1,039,989
Mereo Biopharma Group PLC - ADR(b)	371,472	1,411,594
Mineralys Therapeutics, Inc.(b)	55,806	858,296
Mirum Pharmaceuticals, Inc.(b)	17,324	497,372
Rocket Pharmaceuticals, Inc.(b)	45,440	1,331,392
Tenaya Therapeutics, Inc.(b)	144,698	860,953
Ultragenyx Pharmaceutical, Inc.(b)	25,134	1,299,930
Vertex Pharmaceuticals, Inc.(b)	5,511	2,318,697
Verve Therapeutics, Inc.(b)	32,093	547,186
Viking Therapeutics, Inc.(b)	21,471	1,654,340
Zealand Pharma AS(b)	11,396	1,097,215
		25,994,008

Health Care Equipment & Supplies — 20.1%
Boston Scientific Corp.(b)	16,472	1,090,611
Dexcom, Inc.(b)	14,192	1,633,074
Edwards Lifesciences Corp.(b)	15,052	1,277,464
Inari Medical, Inc.(b)	14,200	654,904
Insulet Corp.(b)	7,672	1,258,208
Masimo Corp.(b)	6,958	894,381
Medtronic PLC	15,904	1,325,757
Omnicell, Inc.(b)	20,164	529,103
Shockwave Medical, Inc.(b)	3,692	963,132
		9,626,634

Insurance — 1.4%
Oscar Health, Inc. - Class A(b)	40,497	658,481

Life Sciences Tools & Services — 1.9%
West Pharmaceutical Services, Inc.	2,527	905,576

Pharmaceuticals — 20.7%
Bayer AG	13,778	418,296
Bristol-Myers Squibb Co.	22,093	1,121,220

	Shares	Value
COMMON STOCKS — 98.4% (Continued)
Pharmaceuticals — 20.7% (Continued)
Chugai Pharmaceutical Co. Ltd.	37,062	$1,483,271
Cymabay Therapeutics, Inc.(b)	28,024	902,093
Eli Lilly & Co.	3,124	2,354,496
Novartis AG	11,218	1,135,183
Novo Nordisk AS	18,602	2,210,985
Structure Therapeutics, Inc. - ADR(b)	7,859	318,840
		9,944,384
TOTAL COMMON STOCKS (Cost $41,832,263)		47,129,083

SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds - 1.1%
First American Treasury Obligations Fund - Class X, 5.23%(c)	516,621	516,621
TOTAL SHORT-TERM INVESTMENTS (Cost $516,621)		516,621

TOTAL INVESTMENTS — 99.5% (Cost $42,348,884)		$ 47,645,704
Other Assets in Excess of Liabilities — 0.5%		253,218
TOTAL NET ASSETS — 100.0%		$47,898,922

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)Non-income producing security.

(c)The rate shown represents the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of these financial statements.
20

Schedule of Investments	Tema Oncology ETF
February 29, 2024

	Shares	Value
COMMON STOCKS — 98.9%
Biotechnology — 62.5%(a)
Agios Pharmaceuticals, Inc.(b)	9,581	$309,658
Arcellx, Inc.(b)	3,009	198,052
Arcus Biosciences, Inc.(b)	11,309	216,341
Argenx SE - ADR(b)	1,372	521,374
BeiGene Ltd. - ADR(b)	2,479	410,646
Blueprint Medicines Corp.(b)	5,059	473,118
Celldex Therapeutics, Inc.(b)	11,735	563,984
Cogent Biosciences, Inc.(b)	18,032	126,224
CRISPR Therapeutics AG(b)	7,376	621,207
Cullinan Oncology, Inc.(b)	16,147	298,235
Day One Biopharmaceuticals, Inc.(b)	20,938	350,293
Deciphera Pharmaceuticals, Inc.(b)	18,359	306,412
Exact Sciences Corp.(b)	5,719	329,014
Exelixis, Inc.(b)	18,231	399,259
Fate Therapeutics, Inc.(b)	19,532	138,482
Fusion Pharmaceuticals, Inc.(b)	31,407	375,628
Genmab AS - ADR(b)	12,127	336,767
Gilead Sciences, Inc.	7,227	521,067
Immunocore Holdings PLC - ADR(b)	3,886	261,217
Incyte Corp.(b)	7,638	445,754
Intellia Therapeutics, Inc.(b)	14,272	458,417
Legend Biotech Corp. - ADR(b)	6,978	454,686
Mereo Biopharma Group PLC - ADR(b)	150,307	571,167
Merus N.V.(b)	7,303	354,049
Moderna, Inc.(b)	3,301	304,484
MorphoSys AG(b)	2,358	165,654
Nuvalent, Inc. - Class A(b)	2,718	228,638
Pyxis Oncology, Inc.(b)	16,000	101,760
Regeneron Pharmaceuticals, Inc.(b)	1,051	1,015,361
Relay Therapeutics, Inc.(b)	22,445	224,899
Revolution Medicines, Inc.(b)	15,158	446,858
SpringWorks Therapeutics, Inc.(b)	5,370	264,526
		11,793,231

Health Care Equipment & Supplies — 3.1%
Lantheus Holdings, Inc.(b)	3,037	198,559
Siemens Healthineers AG(b)(c)	6,182	370,824
		569,383

Health Care Providers & Services — 3.5%
Guardant Health, Inc.(b)	21,673	411,787
Option Care Health, Inc.(b)	7,775	250,899
		662,686

Health Care Technology — 1.6%
Schrodinger, Inc.(b)	11,811	300,708

	Shares	Value
COMMON STOCKS — 98.9% (Continued)
Life Sciences Tools & Services — 5.7%
10X Genomics, Inc. - Class A(b)	8,219	$383,334
Illumina, Inc.(b)	5,010	700,548
		1,083,882

Pharmaceuticals — 22.5%
Arvinas, Inc.(b)	6,968	320,389
AstraZeneca PLC	4,690	591,016
Bristol-Myers Squibb Co.	8,511	431,933
Chugai Pharmaceutical Co. Ltd.	14,137	565,782
Daiichi Sankyo Co. Ltd.	22,244	738,004
Merck & Co., Inc.	7,501	953,752
Novartis AG	6,586	666,457
		4,267,333
TOTAL COMMON STOCKS (Cost $15,800,368)		18,677,223

SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
First American Treasury Obligations Fund - Class X, 5.23%(d)	199,442	199,442
TOTAL SHORT-TERM INVESTMENTS (Cost $199,442)		199,442

TOTAL INVESTMENTS — 100.0% (Cost $15,999,810)		$18,876,665
Other Assets in Excess of Liabilities — 0.0%(e)		3,185
TOTAL NET ASSETS — 100.0%		$18,879,850

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)Non-income producing security.

(c)Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $370,824 or 2.0% of the Fund’s net assets.

(d)The rate shown represents the 7-day effective yield as of February 29, 2024.

(e)Represents less than 0.05% of net assets.

Schedule of Investments	Tema Neuroscience and Mental Health ETF
February 29, 2024

The accompanying notes are an integral part of these financial statements.
21

	Shares	Value
COMMON STOCKS — 98.6%
Biotechnology — 55.6%(a)
ACADIA Pharmaceuticals, Inc.(b)	5,060	$117,594
Alector, Inc.(b)	14,344	99,978
Alkermes PLC(b)	5,940	176,359
Alnylam Pharmaceuticals, Inc.(b)	1,760	265,918
Argenx SE - ADR(b)	1,188	451,451
Biogen, Inc.(b)	1,980	429,640
Biohaven Ltd.(b)	3,828	184,280
Catalyst Pharmaceuticals, Inc.(b)	11,352	181,973
Crinetics Pharmaceuticals, Inc.(b)	7,788	318,841
Day One Biopharmaceuticals, Inc.(b)	20,020	334,935
Denali Therapeutics, Inc.(b)	21,648	428,197
Immunovant, Inc.(b)	3,432	121,390
Intellia Therapeutics, Inc.(b)	11,044	354,733
Ionis Pharmaceuticals, Inc.(b)	7,568	342,149
Neurocrine Biosciences, Inc.(b)	3,552	463,181
Prothena Corp. PLC(b)	6,820	188,164
PTC Therapeutics, Inc.(b)	3,124	88,066
Regeneron Pharmaceuticals, Inc.(b)	528	510,096
Sarepta Therapeutics, Inc.(b)	2,112	270,125
Scholar Rock Holding Corp.(b)	7,172	111,166
Vertex Pharmaceuticals, Inc.(b)	1,269	533,919
Voyager Therapeutics, Inc.(b)	14,960	124,467
Xenon Pharmaceuticals, Inc.(b)	4,972	234,678
		6,331,300

Health Care Equipment & Supplies — 15.8%
Medtronic PLC	3,520	293,427
Nevro Corp.(b)	9,240	134,534
Penumbra, Inc.(b)	1,433	336,640
Shockwave Medical, Inc.(b)	1,012	264,000
Siemens Healthineers AG(b)(c)	3,873	232,320
Stryker Corp.	1,232	430,055
Sysmex Corp.	2,036	114,348
		1,805,324

Health Care Providers & Services — 4.6%
Acadia Healthcare Co., Inc.(b)	2,596	216,636
Option Care Health, Inc.(b)	5,148	166,126
Talkspace, Inc.(b)	45,452	133,629
		516,391

Life Sciences Tools & Services — 1.3%
Quanterix Corp.(b)	6,248	149,702

	Shares	Value
COMMON STOCKS — 98.6% (Continued)
Pharmaceuticals — 21.3%
Amylyx Pharmaceuticals, Inc.(b)	6,327	$119,264
Arvinas, Inc.(b)	3,080	141,618
Axsome Therapeutics, Inc.(b)	1,980	161,132
Dexcom, Inc.(b)	3,036	349,353
Eisai Co. Ltd.	2,036	84,933
Eli Lilly & Co.	704	530,591
Intra-Cellular Therapies, Inc.(b)	3,388	235,534
Jazz Pharmaceuticals PLC(b)	1,672	198,801
Orion Oyj - Class B	1,440	56,651
Teva Pharmaceutical Industries Ltd. - ADR(b)	19,932	262,106
UCB S.A.	2,464	283,620
		2,423,603
TOTAL COMMON STOCKS (Cost $10,974,102)		11,226,320

SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
First American Treasury Obligations Fund — Class X, 5.23%(d)	163,779	163,779
TOTAL SHORT-TERM INVESTMENTS (Cost $163,779)		163,779

TOTAL INVESTMENTS — 100.0% (Cost $11,137,881)		$11,390,099
Liabilities in Excess of Other Assets — 0.0%(e)		(5,142)
TOTAL NET ASSETS — 100.0%		$11,384,957

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)Non-income producing security.

(c)Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $232,320 or 2.0% of the Fund’s net assets.

(d)The rate shown represents the 7-day effective yield as of February 29, 2024.

(e)Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.
22

Schedule of Investments	Tema American Reshoring ETF
February 29, 2024

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace & Defense — 2.3%
Boeing Co.(a)	1,406	$286,430

Air Freight & Logistics — 2.1%
GXO Logistics, Inc.(a)	5,180	268,117

Building Products — 2.6%
Allegion PLC	2,553	326,452

Chemicals — 4.5%
Linde PLC	1,258	564,616

Commercial Services & Supplies — 2.9%
Clean Harbors, Inc.(a)	1,998	363,836

Construction & Engineering — 5.3%
API Group Corp.(a)	8,362	293,088
Fluor Corp.(a)	10,175	374,440
		667,528

Construction Materials — 14.2%
CRH PLC	9,361	789,225
Summit Materials, Inc. - Class A(a)	9,102	388,746
Vulcan Materials Co.	2,368	629,533
		1,807,504

Electrical Equipment — 15.8%
ABB Ltd.	7,659	352,660
Eaton Corp. PLC	2,701	780,589
Emerson Electric Co.	3,293	351,857
NEXTracker, Inc. - Class A(a)	772	43,417
Rockwell Automation, Inc.	1,628	464,111
		1,992,634

Electronic Equipment, Instruments & Components — 1.0%
Flex Ltd.(a)	4,440	124,986

Ground Transportation — 2.8%
Union Pacific Corp.	1,369	347,302

Hotels, Restaurants & Leisure — 2.3%
Compass Group PLC	10,682	292,602

Machinery — 25.4%(b)
Caterpillar, Inc.	1,258	420,122
Federal Signal Corp.	5,217	427,324

	Shares	Value
COMMON STOCKS — 99.3% (Continued)
Machinery — 25.4%(b)(Continued)
Ingersoll Rand, Inc.	4,699	$429,160
Lincoln Electric Holdings, Inc.	1,628	417,745
Parker-Hannifin Corp.	814	435,856
SPX Technologies, Inc.(a)	3,848	450,947
Terex Corp.	5,809	333,146
Timken Co.	3,626	304,548
		3,218,848

Metals & Mining — 2.9%
ATI, Inc.(a)	7,326	360,293

Semiconductors & Semiconductor Equipment — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,073	138,063

Trading Companies & Distributors — 14.1%
Applied Industrial Technologies, Inc.	3,552	674,489
Fastenal Co.	5,106	372,789
Herc Holdings, Inc.	2,701	428,595
WESCO International, Inc.	2,109	315,274
		1,791,147
TOTAL COMMON STOCKS (Cost $9,718,509)		12,550,358

SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
First American Treasury Obligations Fund - Class X, 5.23%(c)	71,145	71,145
TOTAL SHORT-TERM INVESTMENTS (Cost $71,145)		71,145

TOTAL INVESTMENTS — 99.9% (Cost $9,789,654)		$12,621,503
Other Assets in Excess of Liabilities — 0.1%		6,513
TOTAL NET ASSETS — 100.0%		$12,628,016

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)Non-income producing security.

(b)To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)The rate shown represents the 7-day effective yield as of February 29, 2024.

Schedule of Investments	Tema Monopolies and Oligopolies ETF
February 29, 2024

The accompanying notes are an integral part of these financial statements.
23

	Shares	Value
COMMON STOCKS — 97.5%
Aerospace & Defense — 10.6%
Airbus SE	2,232	$368,944
Safran S.A.	1,968	412,004
		780,948

Capital Markets — 18.6%
CME Group, Inc.	960	211,536
Intercontinental Exchange, Inc.	2,232	308,953
Moody’s Corp.	960	364,243
MSCI, Inc.	370	207,559
S&P Global, Inc.	671	287,443
		1,379,734

Chemicals — 3.5%
Sherwin-Williams Co.	768	254,999

Commercial Services & Supplies — 3.3%
Copart, Inc.(a)	4,512	239,813

Construction & Engineering — 7.2%
Ferrovial SE	5,754	215,486
Vinci S.A.	2,472	316,334
		531,820

Construction Materials — 3.3%
Vulcan Materials Co.	912	242,455

Diversified Telecommunication Services — 1.7%
Cellnex Telecom S.A.(b)	3,441	123,732

Financial Services — 4.8%
Visa, Inc. - Class A	1,272	359,518

Ground Transportation — 8.6%
Canadian National Railway Co.	2,472	320,594
Canadian Pacific Kansas City Ltd.	3,696	314,197
		634,791

Health Care Equipment & Supplies — 5.4%
Alcon, Inc.	870	73,960
Carl Zeiss Meditec AG	1,028	126,383
Coloplast AS - Class B	445	59,080
IDEXX Laboratories, Inc.(a)	240	138,055
		397,478

Life Sciences Tools & Services — 2.1%
Thermo Fisher Scientific, Inc.	266	151,668

	Shares	Value
COMMON STOCKS — 97.5% (Continued)
Machinery — 1.8%
Otis Worldwide Corp.	1,392	$132,658

Pharmaceuticals — 4.2%
Merck & Co., Inc.	1,138	144,697
Novo Nordisk AS	1,392	165,449
		310,146

Professional Services — 5.4%
Equifax, Inc.	828	226,533
RELX PLC	3,888	169,861
		396,394

Semiconductors & Semiconductor Equipment — 8.2%
ASML Holding N.V.	264	248,381
KLA Corp.	233	158,976
Lam Research Corp.	216	202,662
		610,019

Software — 6.9%
Fair Isaac Corp.(a)	193	245,093
Intuit, Inc.	408	270,458
		515,551

Transportation Infrastructure — 1.9%
Aena SME S.A.(b)	722	136,676
TOTAL COMMON STOCKS (Cost $5,837,264)		7,198,400

SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
First American Treasury Obligations Fund - Class X, 5.23%(c)	114,747	114,747
TOTAL SHORT-TERM INVESTMENTS (Cost $114,747)		114,747

TOTAL INVESTMENTS — 99.1% (Cost $5,952,011)		$7,313,147
Other Assets in Excess of Liabilities — 0.9%		62,926
TOTAL NET ASSETS — 100.0%		$7,376,073

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)Non-income producing security.

(b)Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $260,408 or 3.5% of the Fund’s net assets.

(c)The rate shown represents the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of these financial statements.
24

Schedule of Investments	Tema Luxury ETF
February 29, 2024

	Shares	Value
COMMON STOCKS — 95.8%
Automobiles — 10.6%
Bayerische Motoren Werke AG	2,178	$257,102
Ferrari N.V.	759	322,400
Mercedes—Benz Group AG	3,993	317,804
		897,306

Beverages — 11.6%
Davide Campari—Milano N.V.	18,284	185,203
Kweichow Moutai Co. Ltd. - Class A	1,000	235,638
Pernod Ricard S.A.	1,918	320,379
Remy Cointreau S.A.	2,291	242,659
		983,879

Health Care Equipment & Supplies — 1.4%
EssilorLuxottica S.A.	563	119,362

Hotels, Restaurants & Leisure — 12.1%
Hilton Worldwide Holdings, Inc.	1,584	323,643
Las Vegas Sands Corp.	2,277	124,142
Marriott International, Inc. - Class A	1,386	346,320
MGM Resorts International(a)	3,465	149,965
Wynn Resorts Ltd.	726	76,375
		1,020,445

Leisure Products — 3.5%
Sanlorenzo S.p.A.	6,600	294,605

Personal Care Products — 14.8%
L’Occitane International S.A.	136,000	514,158
L’Oreal S.A.	1,551	740,431
		1,254,589

Specialty Retail — 1.2%
Chow Tai Fook Jewellery Group Ltd.	69,003	103,291

Textiles, Apparel & Luxury Goods — 40.6%(b)
Brunello Cucinelli S.p.A.	1,452	174,195
Burberry Group PLC	4,191	67,981
Capri Holdings Ltd.(a)	1,298	59,877
Cie Financiere Richemont S.A.	4,421	702,881
Hermes International SCA	324	809,964
Hugo Boss AG	660	44,854
Lululemon Athletica, Inc.(a)	527	246,156
LVMH Moet Hennessy Louis Vuitton SE	841	766,066
Moncler S.p.A.	3,283	236,528

	Shares	Value
COMMON STOCKS — 95.8% (Continued)
Textiles, Apparel & Luxury Goods — 40.6%(b) (Continued)
PRADA S.p.A.	7,095	$50,112
Ralph Lauren Corp.	528	98,166
Samsonite International S.A.(a)(c)	49,200	171,865
		3,428,645
TOTAL COMMON STOCKS (Cost $7,507,994)		8,102,122

PREFERRED STOCKS — 1.9%
Automobiles — 1.9%
Dr. Ing. h.c. F. Porsche AG(c)	1,679	156,678
TOTAL PREFERRED STOCKS (Cost $182,765)		156,678

SHORT-TERM INVESTMENTS — 5.2%
Money Market Funds — 5.2%
First American Treasury Obligations Fund - Class X, 5.23%(d)	436,052	436,052
TOTAL SHORT-TERM INVESTMENTS (Cost $436,052)		436,052

TOTAL INVESTMENTS — 102.9% (Cost $8,126,811)		$8,694,852
Liabilities in Excess of Other Assets — (2.9)%		(246,384)
TOTAL NET ASSETS — 100.0%		$8,448,468

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

S.A. - Sociedad Anónima

S.p.A. - Sociedad por Acciones

(a)Non-income producing security.

(b)To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $328,543 or 3.9% of the Fund’s net assets.

(d)The rate shown represents the 7-day effective yield as of February 29, 2024.

Schedule of Investments	Tema Global Royalties ETF
February 29, 2024

The accompanying notes are an integral part of these financial statements.
25

	Shares	Value
COMMON STOCKS — 98.8%
Biotechnology — 2.1%
Genmab AS(a)	399	$111,661

Entertainment — 10.0%
Universal Music Group N.V.	8,130	244,891
Warner Music Group Corp. - Class A	7,917	276,541
		521,432

Hotels, Restaurants & Leisure — 4.4%
McDonald’s Corp.	790	230,901

Metals & Mining — 33.1%(b)
Altius Minerals Corp.	17,738	232,647
Deterra Royalties Ltd.	71,463	230,397
Franco-Nevada Corp.	1,911	200,387
Labrador Iron Ore Royalty Corp.	6,972	155,401
Osisko Gold Royalties Ltd.	11,974	174,870
Royal Gold, Inc.	1,386	142,245
Sandstorm Gold Ltd.	51,786	215,430
Triple Flag Precious Metals Corp.	11,781	147,969
Wheaton Precious Metals Corp.	5,595	230,459
		1,729,805

Oil, Gas & Consumable Fuels — 25.3%(b)
Black Stone Minerals LP	8,904	135,608
Freehold Royalties Ltd.	14,574	147,764
Kimbell Royalty Partners LP	10,500	164,745
PrairieSky Royalty Ltd.	13,461	240,327
Sitio Royalties Corp. - Class A	6,531	149,037
Texas Pacific Land Corp.	147	231,588
Topaz Energy Corp.	9,618	142,022
Viper Energy, Inc.	3,189	115,250
		1,326,341

Pharmaceuticals — 9.3%
Ligand Pharmaceuticals, Inc.(a)	2,226	176,633
Royalty Pharma PLC - Class A	10,186	309,043
		485,676

Semiconductors & Semiconductor Equipment — 4.3%
QUALCOMM, Inc.	1,408	222,168

	Shares	Value
COMMON STOCKS — 98.8% (Continued)
Software — 10.3%
Dolby Laboratories, Inc. - Class A	2,709	$219,429
InterDigital, Inc.	2,932	313,782
		533,211
TOTAL COMMON STOCKS (Cost $5,192,641)		5,161,195

SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
First American Treasury Obligations Fund - Class X, 5.23%(c)	53,763	53,763
TOTAL SHORT-TERM INVESTMENTS (Cost $53,763)		53,763

TOTAL INVESTMENTS — 99.8% (Cost $5,246,404)		$5,214,958
Other Assets in Excess of Liabilities — 0.2%		11,387
TOTAL NET ASSETS — 100.0%		$5,226,345

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)Non-income producing security.

(b)To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)The rate shown represents the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of these financial statements.
26

Statements of Assets and Liabilities	Tema ETF Trust
February 29, 2024

	Tema Obesity & Cardiometabolic ETF	Tema Oncology ETF	Tema Neuroscience and Mental Health ETF	Tema American Reshoring ETF
ASSETS:
Investments in long-term investments, at value(1) (See Note 2)	$47,129,083	$18,677,223	$11,226,320	$12,550,358
Investments in short-term investments, at value(2) (See Note 2)	516,621	199,442	163,779	71,145
Total investments, at value (See Note 2)	47,645,704	18,876,665	11,390,099	12,621,503
Receivables:
Investment securities sold	478,043	—	—	—
Dividends and interest	23,006	13,866	1,494	13,702
Foreign tax reclaims	231	209	—	—
Total Assets	48,146,984	18,890,740	11,391,593	12,635,205

LIABILITIES:
Payables:
Investment securities purchased	224,696	—	—	—
Investment management fees	23,366	10,890	6,636	7,189
Total Liabilities	248,062	10,890	6,636	7,189
NET ASSETS	$47,898,922	$18,879,850	$11,384,957	$12,628,016

NET ASSETS CONSIST OF:
Paid-in capital	$42,373,982	$15,585,888	$11,120,700	$9,791,961
Distributable earnings (accumulated loss)	5,524,940	3,293,962	264,257	2,836,055
NET ASSETS	$47,898,922	$18,879,850	$11,384,957	$12,628,016

Share issued and outstanding, $0 par value, unlimited shares authorized	1,420,000	670,000	440,000	370,000

Net Asset Value Per Share	$33.73	$28.18	$25.87	$34.13

(1) Investments in long-term investments, at identified cost	$41,832,263	$15,800,368	$10,974,102	$9,718,509
(2) Investments in short-term investments, at identified cost	516,621	199,442	163,779	71,145
Total investments, at identified cost	$42,348,884	$15,999,810	$11,137,881	$9,789,654

Statements of Assets and Liabilities (Continued)	Tema ETF Trust
February 29, 2024

The accompanying notes are an integral part of these financial statements.
27

	Tema Monopolies and Oligopolies ETF	Tema Luxury ETF	Tema Global Royalties ETF
ASSETS:
Investments in long-term investments, at value(1) (See Note 2)	$7,198,400	$8,258,800	$5,161,195
Investments in short-term investments, at value(2) (See Note 2)	114,747	436,052	53,763
Total investments, at value (See Note 2)	7,313,147	8,694,852	5,214,958
Receivables:
Investment securities sold	62,400	—	—
Foreign currency sold	292	—	—
Dividends and interest	4,165	2,601	14,294
Foreign tax reclaims	345	4,876	174
Total Assets	7,380,349	8,702,329	5,229,426

LIABILITIES:
Payables:
Investment securities purchased	—	249,013	—
Investment management fees	4,276	4,848	3,081
Total Liabilities	4,276	253,861	3,081
NET ASSETS	$7,376,073	$8,448,468	$5,226,345

NET ASSETS CONSIST OF:
Paid-in capital	$6,034,983	$8,054,585	$5,307,665
Distributable earnings (accumulated loss)	1,341,090	393,883	(81,320)
NET ASSETS	$7,376,073	$8,448,468	$5,226,345

Share issued and outstanding, $0 par value, unlimited shares authorized	240,000	330,000	210,000

Net Asset Value Per Share	$30.73	$25.60	$24.89

(1) Investments in long-term investments, at identified cost	$5,837,264	$7,690,759	$5,192,641
(2) Investments in short-term investments, at identified cost	114,747	436,052	53,763
Total investments, at identified cost	$5,952,011	$8,126,811	$5,246,404

The accompanying notes are an integral part of these financial statements.
28

Statements of Operations	Tema ETF Trust
For the Period Ended February 29, 2024

	Tema Obesity & Cardiometabolic ETF(a)	Tema Oncology ETF(b)	Tema Neuroscience and Mental Health ETF(c)	Tema American Reshoring ETF(d)
INVESTMENT INCOME:
Dividend	$27,453	$28,959	$914	$87,325
Interest	5,306	5,105	614	2,855
Foreign withholding tax on dividends	(434)	(536)	—	(280)
Total investment income	32,325	33,528	1,528	89,900

EXPENSES:
Investment management fees (See Note 3)	64,006	58,485	9,149	75,228
Total expenses before adjustments	64,006	58,485	9,149	75,228
Less: waivers by Adviser (Note 3)	(15,517)	(14,178)	(2,218)	(18,237)
Total expenses after adjustments	48,489	44,307	6,931	56,991
Net Investment Income (Loss)	(16,164)	(10,779)	(5,403)	32,909

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	245,104	526,009	16,892	(1)
Foreign currency transactions	(608)	491	550	215
Net realized gain (loss)	244,496	526,500	17,442	214
Net change in unrealized appreciation (depreciation) on:
Investments in securities	5,296,820	2,876,855	252,218	2,831,849
Translation of assets and liabilities denominated in foreign currencies	(212)	(200)	—	(6)
Net change in unrealized appreciation (depreciation)	5,296,608	2,876,655	252,218	2,831,843
Net realized and unrealized gain (loss)	5,541,104	3,403,155	269,660	2,832,057
Net increase (decrease) in net assets resulting from operations	$5,524,940	$3,392,376	$264,257	$2,864,966

(a)The Fund commenced investment operations on November 21, 2023.

(b)The Fund commenced investment operations on August 15, 2023.

(c)The Fund commenced investment operations on January 23, 2024.

(d)The Fund commenced investment operations on May 11, 2023.

The accompanying notes are an integral part of these financial statements.
29

Statements of Operations (Continued)	Tema ETF Trust
For the Period Ended February 29, 2024

	Tema Monopolies and Oligopolies ETF(a)	Tema Luxury ETF(a)	Tema Global Royalties ETF(b)
INVESTMENT INCOME:
Dividend	$44,593	$67,708	$60,530
Non-cash dividend	4,313	—	—
Interest	5,214	36,842	3,708
Foreign withholding tax on dividends	(3,000)	(7,224)	(4,945)
Total investment income	51,120	97,326	59,293

EXPENSES:
Investment management fees (See Note 3)	47,925	55,928	24,442
Total expenses before adjustments	47,925	55,928	24,442
Less: waivers by Adviser (Note 3)	(11,618)	(13,558)	(5,925)
Total expenses after adjustments	36,307	42,370	18,517
Net Investment Income (Loss)	14,813	54,956	40,776

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(17,417)	(174,060)	(55,457)
Foreign currency transactions	2,968	(1,821)	(100)
Net realized gain (loss)	(14,449)	(175,881)	(55,557)
Net change in unrealized appreciation (depreciation) on:
Investments in securities	1,361,136	568,040	(31,445)
Translation of assets and liabilities denominated in foreign currencies	(113)	56	(55)
Net change in unrealized appreciation (depreciation)	1,361,023	568,096	(31,500)
Net realized and unrealized gain (loss)	1,346,574	392,215	(87,057)
Net increase (decrease) in net assets resulting from operations	$1,361,387	$447,171	$(46,281)

(a)The Tema Monopolies and Oligopolies ETF and Tema Luxury ETF commenced investment operations on May 11, 2023.

(b)The Fund commenced investment operations on August 17, 2023.

The accompanying notes are an integral part of these financial statements.
30

Statement of Changes in Net Assets	Tema Obesity & Cardiometabolic ETF

For the Period Ended February 29, 2024(a)
OPERATIONS:
Net investment income (loss)	$(16,164)
Net realized gain (loss)	244,496
Net change in unrealized appreciation (depreciation)	5,296,608
Net increase (decrease) in net assets resulting from operations	5,524,940

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—
Total distributions	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	42,373,982
Cost of shares redeemed	—
Net increase (decrease) from capital transactions	42,373,982
Total increase (decrease) in net assets	47,898,922

NET ASSETS:
Beginning of period	—
End of period	$47,898,922

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	1,420,000
Shares redeemed	—
Shares Outstanding, End of Period	1,420,000

(a)The Fund commenced investment operations on November 21, 2023.

The accompanying notes are an integral part of these financial statements.
31

Statement of Changes in Net Assets	Tema Oncology ETF

For the Period Ended February 29, 2024(a)
OPERATIONS:
Net investment income (loss)	$(10,779)
Net realized gain (loss)	526,500
Net change in unrealized appreciation (depreciation)	2,876,655
Net increase (decrease) in net assets resulting from operations	3,392,376

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(98,414)
Total distributions	(98,414)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,585,888
Cost of shares redeemed	—
Net increase (decrease) from capital transactions	15,585,888
Total increase (decrease) in net assets	18,879,850

NET ASSETS:
Beginning of period	—
End of period	$18,879,850

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	670,000
Shares redeemed	—
Shares Outstanding, End of Period	670,000

(a)The Fund commenced investment operations on August 15, 2023.

The accompanying notes are an integral part of these financial statements.
32

Statement of Changes in Net Assets	Tema Neuroscience and Mental Health ETF

For the Period Ended February 29, 2024(a)
OPERATIONS:
Net investment income (loss)	$(5,403)
Net realized gain (loss)	17,442
Net change in unrealized appreciation (depreciation)	252,218
Net increase (decrease) in net assets resulting from operations	264,257

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—
Total distributions	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,120,700
Cost of shares redeemed	—
Net increase (decrease) from capital transactions	11,120,700
Total increase (decrease) in net assets	11,384,957

NET ASSETS:
Beginning of period	—
End of period	$11,384,957

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	440,000
Shares redeemed	—
Shares Outstanding, End of Period	440,000

(a)The Fund commenced investment operations on January 23, 2024.

The accompanying notes are an integral part of these financial statements.
33

Statement of Changes in Net Assets	Tema American Reshoring ETF

	For the Period Ended February 29, 2024(a)
OPERATIONS:
Net investment income (loss)	$32,909
Net realized gain (loss)	214
Net change in unrealized appreciation (depreciation)	2,831,843
Net increase (decrease) in net assets resulting from operations	2,864,966

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(28,911)
Total distributions	(28,911)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,790,564	(b)
Cost of shares redeemed	(100,000	)(b)
Variable ETF transaction fees (Note 7)	1,397
Net increase (decrease) from capital transactions	9,691,961
Total increase (decrease) in net assets	12,528,016

NET ASSETS:
Beginning of period	100,000	(b)
End of period	$12,628,016

SHARE TRANSACTIONS:
Beginning of period	4,000	(b)
Shares issued	370,000
Shares redeemed	(4,000	)(b)
Shares Outstanding, End of Period	370,000

(a)The Tema American Reshoring ETF commenced investment operations on May 11, 2023.

(b)Beginning capital of $100,000 was contributed by NEOS Investment Management LLC, investment sub-adviser to the Fund, in exchange for 4,000 Shares of the Fund in connection with the seeding of the Trust. The shares were redeemed by the investment sub-adviser on May 16, 2023.

The accompanying notes are an integral part of these financial statements.
34

Statement of Changes in Net Assets	Tema Monopolies and Oligopolies ETF

For the Period Ended February 29, 2024(a)
OPERATIONS:
Net investment income (loss)	$14,813
Net realized gain (loss)	(14,449)
Net change in unrealized appreciation (depreciation)	1,361,023
Net increase (decrease) in net assets resulting from operations	1,361,387

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(20,297)
Distributions from tax return of capital	(4,482)
Total distributions	(24,779)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	6,039,465
Cost of shares redeemed	—
Net increase (decrease) from capital transactions	6,039,465
Total increase (decrease) in net assets	7,376,073

NET ASSETS:
Beginning of period	—
End of period	$7,376,073

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	240,000
Shares redeemed	—
Shares Outstanding, End of Period	240,000

(a)The Tema Monopolies and Oligopolies ETF commenced investment operations on May 11, 2023.

The accompanying notes are an integral part of these financial statements.
35

Statement of Changes in Net Assets	Tema Luxury ETF

For the Period Ended February 29, 2024(a)
OPERATIONS:
Net investment income (loss)	$54,956
Net realized gain (loss)	(175,881)
Net change in unrealized appreciation (depreciation)	568,096
Net increase (decrease) in net assets resulting from operations	447,171

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(56,013)
Total distributions	(56,013)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,053,761
Cost of shares redeemed	—
Variable ETF transaction fees (Note 7)	3,549
Net increase (decrease) from capital transactions	8,057,310
Total increase (decrease) in net assets	8,448,468

NET ASSETS:
Beginning of period	—
End of period	$8,448,468

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	330,000
Shares redeemed	—
Shares Outstanding, End of Period	330,000

(a)The Tema Luxury ETF commenced investment operations on May 11, 2023.

The accompanying notes are an integral part of these financial statements.
36

Statement of Changes in Net Assets	Tema Global Royalties ETF

For the Period Ended February 29, 2024(a)
OPERATIONS:
Net investment income (loss)	$40,776
Net realized gain (loss)	(55,557)
Net change in unrealized appreciation (depreciation)	(31,500)
Net increase (decrease) in net assets resulting from operations	(46,281)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(35,039)
Total distributions	(35,039)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,307,665
Cost of shares redeemed	—
Net increase (decrease) from capital transactions	5,307,665
Total increase (decrease) in net assets	5,226,345

NET ASSETS:
Beginning of period	—
End of period	$5,226,345

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	210,000
Shares redeemed	—
Shares Outstanding, End of Period	210,000

(a)The Fund commenced investment operations on August 17, 2023.

Financial Highlights	Tema ETF Trust
For a share outstanding for the periods presented

The accompanying notes are an integral part of these financial statements.
37

	Tema Obesity & Cardiometabolic ETF	Tema Oncology ETF	Tema Neuroscience and Mental Health ETF	Tema American Reshoring ETF
	November 21, 2023(g) to February 29, 2024	August 15, 2023(g) to February 29, 2024	January 23, 2024(g) to February 29, 2024	May 11, 2023(g) to February 29, 2024
Net asset value, beginning of period	$26.47	$25.12	$25.35	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	(0.03)	(0.02)	0.10
Net realized and unrealized gain (loss)	7.28	3.23	0.54	9.11
Total from investment operations	7.26	3.20	0.52	9.21

LESS DISTRIBUTIONS:
From net investment income	—	(0.13)	—	(0.08)
From short-term capital gains	—	(0.01)	—	—
Total distributions	—	(0.14)	—	(0.08)

CAPITAL SHARE TRANSACTIONS:
Transaction fees(a)(b)	—	—	—	0.00 (h)

Net asset value, end of period	$33.73	$28.18	$25.87	$34.13

TOTAL RETURNS:
Net Asset Value(c)	27.43%	12.84%	2.07%	36.88%
Market Value(d)	27.81%	12.96%	2.36%	37.19%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$47,899	$18,880	$11,385	$12,628
Ratio to average net assets of:
Expenses, before waivers(e)	0.99%	0.99%	0.99%	0.99%
Expenses, after waivers(e)	0.75%	0.75%	0.75%	0.75%
Net investment income (loss), before waivers(e)	(0.49)%	(0.42)%	(0.82)%	0.19%
Net investment income (loss), after waivers(e)	(0.25)%	(0.18)%	(0.58)%	0.43%

Portfolio Turnover Rate(f)	8%	26%	2%	—%

(a)Calculated using average shares outstanding, during the period.

(b)Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from either the NASDAQ Stock Market LLC or NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(e)For periods of less than one year, these ratios are annualized.

(f)Portfolio turnover is not annualized and calculation excludes in-kind transactions.

(g)Commencement of operations.

(h)Represents less than 0.005.

The accompanying notes are an integral part of these financial statements.
38

Financial Highlights (Continued)	Tema ETF Trust
For a share outstanding for the periods presented

	Tema Monopolies and Oligopolies ETF	Tema Luxury ETF	Tema Global Royalties ETF
	May 11, 2023(g) to February 29, 2024	May 11, 2023(g) to February 29, 2024	August 17, 2023(g) to February 29, 2024
Net asset value, beginning of period	$25.00	$25.00	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07	0.18	0.22
Net realized and unrealized gain (loss)	5.76	0.58	(0.16)
Total from investment operations	5.83	0.76	0.06

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.17)	(0.17)
From tax return of capital	(0.02)	—	—
Total distributions	(0.10)	(0.17)	(0.17)

CAPITAL SHARE TRANSACTIONS:
Transaction fees(a)(b)	—	0.01	—

Net asset value, end of period	$30.73	$25.60	$24.89

TOTAL RETURNS:
Net Asset Value(c)	23.38%	3.15%	0.21%
Market Value(d)	24.53%	3.41%	0.28%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$7,376	$8,448	$5,226
Ratio to average net assets of:
Expenses, before waivers(e)	0.99%	0.99%	0.99%
Expenses, after waivers(e)	0.75%	0.75%	0.75%
Net investment income (loss), before waivers(e)	0.07%	0.73%	1.41%
Net investment income (loss), after waivers(e)	0.31%	0.97%	1.65%

Portfolio Turnover Rate(f)	6%	29%	5%

(a)Calculated using average shares outstanding, during the period.

(b)Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from either the CBOE BZX Exchange, Inc. or NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(e)For periods of less than one year, these ratios are annualized.

(f)Portfolio turnover is not annualized and calculation excludes in-kind transactions.

(g)Commencement of operations.

39

Notes to the Financial Statements	Tema ETF Trust
February 29, 2024

NOTE 1 – ORGANIZATION

The Tema ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 25, 2022 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of seven operational exchange-traded funds (“ETFs”): Tema Obesity & Cardiometabolic ETF (“HRTS”), Tema Oncology ETF (“CANC”), Tema Neuroscience and Mental Health ETF (“MNTL”), Tema American Reshoring ETF (“RSHO”), Tema Monopolies and Oligopolies ETF (“TOLL”), Tema Luxury ETF (“LUX”), and Tema Global Royalties ETF (“ROYA”), (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each non-diversified management investment companies under the 1940 Act. The investment objective of HRTS, CANC, MNTL, RSHO, TOLL, LUX, and ROYA is to seek to provide long-term growth.

Tema Global Limited (the “Adviser”) is the investment adviser to each Fund.

NEOS Investment Management, LLC acts as the sub-adviser to each Fund.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies” including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of February 29, 2024, there were no securities internally fair valued and/or valued using a Level 2 or Level 3 valuation.

Investments in open-end regulated investment companies (including money market funds) are valued at NAV. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

40

Notes to the Financial Statements (Continued)	Tema ETF Trust
February 29, 2024

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of February 29, 2024:

Tema Obesity & Cardiometabolic ETF	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$47,129,083	$—	$—	$47,129,083
Money Market Funds	516,621	—	—	516,621
Total Assets	$47,645,704	$—	$—	$47,645,704

Tema Oncology ETF	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$18,677,223	$—	$—	$18,677,223
Money Market Funds	199,442	—	—	199,442
Total Assets	$18,876,665	$—	$—	$18,876,665

Tema Neuroscience and Mental Health ETF	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$11,226,320	$—	$—	$11,226,320
Money Market Funds	163,779	—	—	163,779
Total Assets	$11,390,099	$—	$—	$11,390,099

Tema American Reshoring ETF	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$12,550,358	$—	$—	$12,550,358
Money Market Funds	71,145	—	—	71,145
Total Assets	$12,621,503	$—	$—	$12,621,503

Tema Monopolies and Oligopolies ETF	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$7,198,400	$—	$—	$7,198,400
Money Market Funds	114,747	—	—	114,747
Total Assets	$7,313,147	$—	$—	$7,313,147

Tema Luxury ETF	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$8,102,122	$—	$—	$8,102,122
Preferred Stocks	156,678	—	—	156,678
Money Market Funds	436,052	—	—	436,052
Total Assets	$8,694,852	$—	$—	$8,694,852

Tema Global Royalties ETF	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$5,161,195	$—	$—	$5,161,195
Money Market Funds	53,763	—	—	53,763
Total Assets	$5,214,958	$—	$—	$5,214,958

Refer to the Schedule of Investments for industry classifications.

41

Notes to the Financial Statements (Continued)	Tema ETF Trust
February 29, 2024

B. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.

C. Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

D. Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of the fiscal period ended February 29, 2024. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended February 29, 2024.

E. Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The Funds will distribute net realized capital gains, if any, annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

F. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the period ended February 29, 2024, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Tema Obesity & Cardiometabolic ETF	$—	$—
Tema Oncology ETF	$—	$—
Tema Neuroscience and Mental Health ETF	$—	$—
Tema American Reshoring ETF	$—	$—
Tema Monopolies and Oligopolies ETF	$—	$—
Tema Luxury ETF	$2,725	$(2,725)
Tema Global Royalties ETF	$—	$—

42

Notes to the Financial Statements (Continued)	Tema ETF Trust
February 29, 2024

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Management

The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

NEOS Investment Management, LLC acts as the sub-adviser to each of the Funds pursuant to investment sub-advisory agreement with the Adviser (the “Sub-Advisory-Agreement”).

Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and is responsible for the day-to-day operations of the Funds, subject to the oversight of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser, on behalf of the Funds, has entered into a Sub-Advisory Agreement with the Sub-Adviser. The Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, subject to the supervision and oversight of the Adviser and the Board. The Adviser oversees the Sub-Adviser for compliance with the Funds’ investment objectives, policies, strategies and restrictions. The Board oversees the Adviser and the Sub-Adviser, establishes policies that they must follow in their advisory activities, and oversees the hiring and termination of sub-adviser recommended by the Adviser.

Pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a monthly unitary management fee at an annual rate of 0.99%, based on each Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the management fee, interest expenses, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fees it receives from the Funds.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of the Tema American Reshoring ETF, Tema Global Royalties ETF, Tema Oncology ETF, Tema Monopolies and Oligopolies ETF, and Tema Luxury ETF until at least June 30, 2024 and from exceeding 0.75% of the average daily net assets of the Tema Obesity & Cardiometabolic ETF and Tema Neuroscience and Mental Health ETF until at least June 30, 2025, unless earlier terminated by the Board of Trustees (the “Board”) of Tema ETF Trust (the “Trust”) for any reason at any time. The Adviser may not terminate the fee waiver during the contractual period.

For the period ended February 29, 2024, the table below represents the amount each Fund incurred in management fees:

Management fees
Tema Obesity & Cardiometabolic ETF	$64,006
Tema Oncology ETF	$58,485
Tema Neuroscience and Mental Health ETF	$9,149
Tema American Reshoring ETF	$75,228
Tema Monopolies and Oligopolies ETF	$47,925
Tema Luxury ETF	$55,928
Tema Global Royalties ETF	$24,442

43

Notes to the Financial Statements (Continued)	Tema ETF Trust
February 29, 2024

Each Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for each Fund pursuant to the contractual expense limitation described above. Such repayment would increase each Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.

Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause each Fund’s Operating Expenses to exceed the lower of 0.75% of average daily net assets or the annual rate of daily net assets for each Fund under the terms of a prior expense cap. For the period ended February 29, 2024, the Funds did not repay expenses to the Adviser.

As of February 29, 2024, the amounts eligible for repayment and the associated period of expiration are as follows:

Expires February 29, 2027*
Tema Obesity & Cardiometabolic ETF	$15,517
Tema Oncology ETF	$14,178
Tema Neuroscience and Mental Health ETF	$2,218
Tema American Reshoring ETF	$18,237
Tema Monopolies and Oligopolies ETF	$11,618
Tema Luxury ETF	$13,558
Tema Global Royalties ETF	$5,925

*Represents total eligible recoupment available.

Administrator, Custodian, Transfer Agent and Accounting Agent

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended February 29, 2024, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.

Distribution and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

NOTE 4 – RELATED PARTIES

As of February 29, 2024, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor, and received no fees from the Trust for serving as officers.

44

Notes to the Financial Statements (Continued)	Tema ETF Trust
February 29, 2024

NOTE 5 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended February 29, 2024, were as follows:

	Purchases	Sales
Tema Obesity & Cardiometabolic ETF	$1,878,974	$1,940,432
Tema Oncology ETF	2,575,933	2,667,503
Tema Neuroscience and Mental Health ETF	7,184,091	177,111
Tema American Reshoring ETF	2,517,786	20
Tema Monopolies and Oligopolies ETF	1,521,753	351,789
Tema Luxury ETF	3,651,072	1,715,332
Tema Global Royalties ETF	384,493	187,999

The costs of purchases and sales of in-kind transactions, during the period ended February 29, 2024, were as follows:

	Purchases In-Kind	Sales In-Kind
Tema Obesity & Cardiometabolic ETF	$41,648,617	$—
Tema Oncology ETF	15,365,928	—
Tema Neuroscience and Mental Health ETF	3,950,230	—
Tema American Reshoring ETF	7,200,743	—
Tema Monopolies and Oligopolies ETF	4,684,716	—
Tema Luxury ETF	5,929,079	—
Tema Global Royalties ETF	5,065,418	—

NOTE 6 – TAX MATTERS

The tax character of the distributions paid during the period ended February 29, 2024 are as follows:

	Period ended February 29, 2024
	Ordinary Income	Return of Capital
Tema Obesity & Cardiometabolic ETF	$—	$—
Tema Oncology ETF	98,414	—
Tema Neuroscience and Mental Health ETF	—	—
Tema American Reshoring ETF	28,911	—
Tema Monopolies and Oligopolies ETF	20,297	4,482
Tema Luxury ETF	56,013	—
Tema Global Royalties ETF	35,039	—

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended February 29, 2024, Tema Monopolies and Oligopolies ETF had $2,616 of late year losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At February 29, 2024, the following capital loss carry forwards were available:

	Indefinite Short-Term Losses	Indefinite Long-Term Losses	Total
Tema Obesity & Cardiometabolic ETF	$—	$—	$—
Tema Oncology ETF	—	—	—
Tema Neuroscience and Mental Health ETF	—	—	—
Tema American Reshoring ETF	1	—	1
Tema Monopolies and Oligopolies ETF	17,063	—	17,063
Tema Luxury ETF	162,637	—	162,637
Tema Global Royalties ETF	54,312	—	54,312

45

Notes to the Financial Statements (Continued)	Tema ETF Trust
February 29, 2024

As of February 29, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Tema Obesity & Cardiometabolic ETF	Tema Oncology ETF	Tema Neuroscience and Mental Health ETF	Tema American Reshoring ETF	Tema Monopolies and Oligopolies ETF	Tema Luxury ETF	Tema Global Royalties ETF
Federal income tax cost of investments*	$42,810,476	$16,864,244	$11,137,881	$9,789,654	$5,952,265	$8,138,387	$5,282,273
Aggregate gross unrealized appreciation	6,371,347	2,746,905	656,316	2,903,167	1,375,808	916,106	278,353
Aggregate gross unrealized (depreciation)	(1,536,331)	(734,684)	(404,098)	(71,324)	(15,039)	(359,586)	(345,721)
Net unrealized appreciation (depreciation)	4,835,016	2,012,221	252,218	2,831,843	1,360,769	556,520	(67,368)

Undistributed Ordinary Income	689,924	1,281,741	12,039	4,213	—	—	40,360
Undistributed Long Term Capital Gains	—	—	—	—	—	—	—
Distributable Earnings	689,924	1,281,741	12,039	4,213	—	—	40,360

Accumulated capital and other gain/(loss)	—	—	—	(1)	(19,679)	(162,637)	(54,312)

Total distributable earnings (accumulated loss)	5,524,940	3,293,962	264,257	2,836,055	1,341,090	393,883	(81,320)

*Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and passive foreign investment companies (PFICs).

NOTE 7 – SHARE TRANSACTIONS

Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Tema Obesity & Cardiometabolic ETF, Tema Neuroscience and Mental Health ETF, Tema American Reshoring ETF, and Tema Global Royalties ETF are $300, and for the Tema Oncology ETF, Tema Monopolies and Oligopolies ETF, and Tema Luxury ETF are $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for certain transaction costs and market impact expenses related to the investing in portfolio securities associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the Tema Monopolies and Oligopolies ETF and Tema Global Royalties ETF are listed and traded on the Cboe BZX Exchange, Inc., shares of the Tema American Reshoring ETF and Tema Luxury ETF are listed and traded on the NYSE Arca, Inc. and shares of the Tema Obesity & Cardiometabolic ETF, Tema Oncology ETF and Tema Neuroscience and Mental Health ETF are traded on the NASDAQ Stock Market LLC (the “Exchanges”). Market prices for the shares may be different from their NAV. The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 10,000 shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

46

Notes to the Financial Statements (Continued)	Tema ETF Trust
February 29, 2024

For the period ended February 29, 2024, the table below represents the amount of variable rate transaction fees each Fund assessed:

Variable Rate Transaction Fees
Tema Obesity & Cardiometabolic ETF	$—
Tema Oncology ETF	$—
Tema Neuroscience and Mental Health ETF	$—
Tema American Reshoring ETF	$1,397
Tema Monopolies and Oligopolies ETF	$—
Tema Luxury ETF	$3,549
Tema Global Royalties ETF	$—

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Tema Global Limited, the adviser to the Tema Obesity & Cardiometabolic ETF, Tema Oncology ETF, Tema Neuroscience and Mental Health ETF, Tema American Reshoring ETF, Tema Monopolies and Oligopolies ETF, Tema Luxury ETF and Tema Global Royalties ETF, has no voting power of the shares outstanding of the Funds. Additionally, as of the date of these financial statements, NEOS Investment Management, LLC, the sub-adviser to the Tema Obesity & Cardiometabolic ETF, Tema Oncology ETF, Tema Neuroscience and Mental Health ETF, Tema American Reshoring ETF, Tema Monopolies and Oligopolies ETF, Tema Luxury ETF and Tema Global Royalties ETF, has no voting power of the shares outstanding of the Funds.

NOTE 9 – PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Note 11 – SUBSEQUENT EVENTS

Effective March 25, 2024, the Tema Cardiovascular and Metabolic ETF’s name was changed to Tema Obesity & Cardiometabolic ETF (the “Fund”). The investment objective, strategy, and principal risks of the Fund did not change.

Management has evaluated other events and transactions occurring after February 29, 2024 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

47

Report of Independent Registered Public Accounting Firm	Tema ETF Trust
February 29, 2024

To the Shareholders and Board of Trustees of
Tema ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Tema ETF Trust comprising the funds listed below (the “Funds”) as of February 29, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Tema Obesity & Cardiometabolic ETF (formerly Tema Cardiovascular and Metabolic ETF)	For the period from November 21, 2023 (commencement of operations) through February 29, 2024
Tema Oncology ETF	For the period from August 15, 2023 (commencement of operations) through February 29, 2024
Tema Neuroscience and Mental Health ETF	For the period from January 23, 2024 (commencement of operations) through February 29, 2024
Tema American Reshoring ETF, Tema Monopolies and Oligopolies ETF, and Tema Luxury ETF	For the period from May 11, 2023 (commencement of operations) through February 29, 2024
Tema Global Royalties ETF	For the period from August 17, 2023 (commencement of operations) through February 29, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
April 23, 2024

48

Board of Trustees and Officers	Tema ETF Trust
February 29, 2024 (Unaudited)

Independent Trustees

The address of each trustee is c/o Tema ETF Trust, Brookfield Place, 200 Vesey Street, Suite 24106, New York, NY 10281. Each Trustee serves for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents.

Name, Year of Birth, and Position(s) held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held by Trustee During Past Five Years
John Jacobs 1959	Since inception	Alerian (Chairman, June 2018 to Present); Georgetown University (Academic Staff, 2015 to Present); Nasdaq (Executive Vice President and Senior Advisor, 2013-2016).	7	The Lift Fund (since 2017); Procure ETF Trust II ETFs (since 2018); and NEOS ETF Trust (since 2021)
Richard Keary 1962	Since inception	Principal/Founder, Global ETF Advisors, LLC (March 2009 – Present).	7	NEOS ETF Trust (since 2021)
Robert Sherry 1963	Since inception	Chief Operating Officer, Digital Prime Technologies (January 2022-Present); Head of US Prime Brokerage, Maybank Kim Eng Securities USA, Inc. (September 2020 – January 2022); Consultant, Maybank Kim Eng Securities USA, Inc. (February 2020 – September 2020); Chief Operating Officer, Cantor Fitzgerald & CF Secured (September 2009 – April 2018).	7	NEOS ETF Trust (since 2021)

Interested Trustees and Officers

The address of each trustee is c/o Tema ETF Trust, Brookfield Place, 200 Vesey Street, Suite 24106, New York, NY 10281. Each Trustee serves for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents.

Name, Year of Birth, and Position(s) held with the Trust	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee During Past Five Years
Matthew Keeling*	President	Since Inception	Tema Global Limited (Chief Operating Officer and Chief Compliance Officer, May 2022 – present) Bermont Advisors Limited (Chief Operating Officer and Chief Compliance Officer, Dec 2019 – August 2022), SV Health Investors (Fund Controller, March 2018 – December 2019) and PwC (Audit Manager, pre March 2018).	7	None

*Indicates an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act. Mr. Keeling is deemed to be an interested person due to senior leadership positions with the Fund’s investment adviser.

49

Board of Trustees and Officers (Continued)	Tema ETF Trust
February 29, 2024 (Unaudited)

Officer Information

The Officers of the Trust, their addresses, positions with the Trust, ages and principal occupations during the past five years are set forth below.

The address for each officer is c/o Tema ETF Trust, Brookfield Place, 200 Vesey Street, Suite 24106, New York, NY 10281. Each officer of serves for a one-year term or until their successors are elected and qualified.

Officer’s Name, and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During The Past Five Years
Maurits Pot 1988	Chairman	Since inception	Tema Global Limited (Founder; Chief Investment Officer, 2021 to present); Dawn Global (Chief Executive Officer, June 2021 – present); Kingsway Capital (Partner, February 2016 – September 2021).
Garrett Paolella 1986	Secretary	Since inception

Managing Partner, Intersect Capital Management (January 2021 – Present); Partner, Slate Hill Partners (October 2020 – Present); Managing Director and Portfolio Manager, Harvest Volatility Management (June 2018 – Present); Managing Director, Horizons ETFs USA (October 2016 – June 2018); Managing Partner, Recon Capital Partners (January 2012 – December 2017).

Troy Cates 1976	Assistant Secretary	Since inception

Managing Partner, NEOS Investment Management, LLC (April 2022 to present); Managing Director, Harvest Volatility Management (June 2018 to present); Head of Trading, Intersect Capital Management (April 2021 to present); Managing Director, Horizons ETFs Management (USA) LLC (November 2016 – June 2018).

Jack Huntington 1970	Chief Compliance Officer	Since inception	Senior Principal Consultant and Fund Chief Compliance Officer at Foreside Fund Officer Services, LLC (October 2015 to present).
Josh Hunter 1981	Treasurer	Since inception	Senior Principal Consultant and Fund Principal Financial Officer at Foreside Fund Officer Services, LLC (July 2015 to present).

Availability of Additional Information about Trustees

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-(833)-833-1311.

50

Shareholder Expense Examples	Tema ETF Trust
For the Period Ended February 29, 2024 (Unaudited)

As a shareholder of a Fund in the Tema ETF Trust you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) (excluding transaction costs) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of each period and held for the entire period through February 29, 2024.

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund’s shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Tema Obesity & Cardiometabolic ETF[1]	Annualized Expense Ratio	Beginning Account Value[1,2,3]	Ending Account Value February 29, 2024	Expenses Paid During Period
Actual	0.75%	$1,000.00	$1,274.30	$2.35
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.13	$3.77
Tema Oncology ETF[2]
Actual	0.75%	$1,000.00	$1,131.50	$3.97
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.13	$3.77
Tema Neuroscience and Mental Health ETF[3]
Actual	0.75%	$1,000.00	$1,020.70	$0.79
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.13	$3.77
Tema American Reshoring ETF[2]
Actual	0.75%	$1,000.00	$1,169.50	$4.05
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.13	$3.77
Tema Monopolies and Oligopolies ETF[2]
Actual	0.75%	$1,000.00	$1,177.30	$4.06
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.13	$3.77
Tema Luxury ETF[2]
Actual	0.75%	$1,000.00	$1,086.40	$3.89
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.13	$3.77
Tema Global Royalties ETF[2]
Actual	0.75%	$1,000.00	$974.40	$3.68
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,021.13	$3.77

1The inception date for the Tema Obesity & Cardiometabolic ETF was November 21, 2023. Actual expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 101/366 (to reflect the period).

2Actual expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period).

3The inception date for the Tema Neuroscience and Mental Health ETF was January 23, 2024. Actual expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 38/366 (to reflect the period).

51

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement	Tema ETF Trust
February 29, 2024 (Unaudited)

Tema Oncology ETF and Tema Global Royalties ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

During the Meeting of the Board of Trustees the (“Board”) reviewed and discussed the written materials that were provided by Tema Global Limited (the “Adviser”) in advance of the Meeting and deliberated on the approval of the Investment Advisory Agreement between the Adviser and the Trust on behalf of Tema Oncology ETF and Tema Global Royalties ETF (each a “Fund” and collectively the “Funds”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the advisory services to be provided by the Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Funds, noting that they had not yet launched; (iii) the proposed fees and expenses of the Funds, including the proposed advisory fee to be paid by the Funds to the Adviser; (iv) the anticipated profitability of the Funds to the Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Investment Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

The Board reviewed materials provided by the Adviser related to the proposed approval of the Investment Advisory Agreement, including a description of its oversight of NEOS Investment Management, LLC (the “Sub-Adviser”), a review of the professional personnel who will be performing services for the Trust, the Adviser’s compliance and risk management infrastructure, its financial strength and resources, and how it will monitor the Sub-Adviser’s performance of trading, portfolio management and operational services to the Funds. The Board also noted the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including: adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and other transactions, reviewing the Funds’ performance, reviewing the proxies voted by the Adviser and oversight of the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that the Adviser will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.

Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to a series of questions, including: whether the Adviser was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust; and whether there are procedures in place to adequately allocate trades among its respective clients.

The Board reviewed the description provided on the practices for monitoring compliance with the Trust’s investment limitations, noting that the Adviser’s CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Trust would be satisfactory.

Performance

Because the Funds had not yet commenced operations, the Trustees could not consider past performance.

Fees and Expenses

As to the costs of the services to be provided by the Adviser, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the Fund’s advisory fee, which is a unitary fee, and overall expenses compared to a peer group comprised of funds in the category constructed by the Adviser and the Sub-Adviser for each Fund, each of which had similar investment objectives and strategies to the relevant Fund. The Board was aware that under the unitary fee arrangement, the Adviser is contractually obligated to pay the fees of each of the Funds’ service providers, with the exception of the Adviser’s advisory fee, and certain other expenses. The Board considered the fact that the Adviser would charge the Fund an investment advisory fee of 99 basis points, subject to the Expense

52

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)	Tema ETF Trust
February 29, 2024 (Unaudited)

Limitation Agreement. The Board noted that the advisory fee for the Funds was in some cases greater than the highest ETF in the peer group, noting, however, that the peer ETFs included index or passive ETFs while the Fund will be actively managed. The Board concluded that based on the nature, quality and extent of the Adviser’s services to be provided to the Trust and comparative fee and expense data, the advisory fee charged by the Adviser and the estimated expenses for the Trust in respect of the Funds were reasonable.

Profitability

The Board considered the level of profits that could be expected to accrue to the Adviser with respect to the Trust based on profitability projections and analyses reviewed by the Board and the selected financial information of the Adviser provided by the Adviser to the Board. After review and discussion, the Board concluded the investment advisory relationship would initially be unprofitable to the Adviser and, once the Trust had sufficient assets, the anticipated profit from the Adviser’s relationship with the Trust would not be excessive.

Economies of Scale

As to the extent to which the Trust will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the Adviser’s expectations for growth of the Trust. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals of the Investment Advisory Agreement. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.

Fall-Out Benefits

The Board considered potential benefits to the Adviser from acting as investment adviser based on the potential success of the Funds, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser and its affiliates.

APPROVAL OF SUB-ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

During the Meeting, the Board reviewed and discussed the written materials that were provided by NEOS Investment Management, LLC (the “Sub-Adviser”) in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement between the Adviser and the Sub-Adviser on behalf of the Tema Luxury Goods ETF, Tema Conquer Cancer Oncology ETF, Tema Emerging Markets Fintech ex-China ETF, Tema Monopoly, Duopoly, Oligopoly ETF, Tema American Industrial Revolution ETF, Tema Private Investments ETF, Tema Superabundance ETF, Tema Global Royalties ETF and Tema Beer, Spirits and Mixers ETF s(the “Fund”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the advisory services to be provided by the Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, noting that they had not yet launched; (iii) the proposed fees and expense of the Funds, including the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser; (iv) the anticipated profitability of the Funds to the Sub-Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Sub-Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Sub-Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

As to the nature, quality and extent of the services to be provided by the Sub-Adviser, the Board noted the experience of the portfolio management and personnel of the Sub-Adviser, including their experience in the investment field, education and industry credentials. The Board reviewed the presentation materials prepared by the Sub-Adviser describing its investment process. The Board received satisfactory responses from the Sub-Adviser with respect to a series of questions, including: whether the Sub-Adviser is involved in any lawsuits or pending regulatory actions. The Board discussed the Sub-Adviser’s compliance structure and broker-dealer selection process noting that the Funds would be actively managed equity funds. In consideration of the compliance policies and procedures for the Sub-Adviser included in the meeting materials, the Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to the Trust would be satisfactory.

53

Performance

As the Funds had not yet commenced operations, the Board was not able to consider past performance.

Fees and Expenses

As to the costs of the services to be provided by the Sub-Adviser, the Board discussed the sub-advisory fee payable by the Adviser to Sub-Adviser, pursuant to the Sub-Advisory Agreement. The Board considered that Sub-Adviser is to be paid by the Adviser and not by the Trust. The Adviser confirmed to the Board that the Adviser was of the opinion that the sub-advisory fees to be paid to the Sub-Adviser were reasonable in light of the anticipated quality of the services to be performed by the Sub-Adviser and the proposed division of services between the Adviser and Sub-Adviser. The Trustees discussed the total fees expected to be paid to the Sub-Adviser, and noted that the Sub-Adviser will receive no other compensation from the Trust or the Adviser, except the sub-advisory fee earned pursuant to the Sub-Advisory Agreement and payable by the Adviser. Based on the representations of the Adviser and Sub-Adviser and the meeting materials provided, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser was reasonable.

Profitability

As to profits to be realized by the Sub-Adviser, the Trustees noted that all sub-advisory fees will be paid by the Adviser, and not directly paid by the Trust. Consequently, the Board did not consider the costs of services provided by the Sub-Adviser or its profitability to be significant factors.

Economies of Scale.

The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds in connection with future renewals of the Sub-Advisor Agreement.

Fall-Out Benefits.

The Board considered potential benefits to the Sub-Adviser from acting as sub-adviser to the Funds based on the potential success of the Funds, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Sub-Adviser, so that such services do not give rise to “fall-out” benefits for the Sub-Adviser and its affiliates.

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)	Tema ETF Trust
February 29, 2024 (Unaudited)

54

Tema Obesity & Cardiometabolic ETF and Tema Neuroscience and Mental Health ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

During the Meeting of the Board of Trustees of Tema ETF Trust held on June 20, 2023, the Board reviewed and discussed the written materials that were provided by the Adviser in advance and deliberated on the approval of the Investment Advisory Agreement between the Adviser and the Trust on behalf of each of Tema Obesity & Cardiometabolic ETF (originally approved/formerly known as “Tema Cardiovascular and Metabolic ETF”) and Tema Neuroscience and Mental Health ETF (each a “Fund” and collectively the “Funds”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the advisory services to be provided by the Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Funds, noting that they had not yet launched; (iii) the proposed fees and expenses of the Funds, including the proposed advisory fee to be paid by the Funds to the Adviser; (iv) the anticipated profitability of the Funds to the Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Investment Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

The Board reviewed materials provided by the Adviser related to the proposed approval of the Investment Advisory Agreement, including a description of its oversight of the sub-adviser NEOS Investment Management, LLC (the “Sub-Adviser”), a review of the professional personnel who will be performing services for the Funds, the Adviser’s compliance and risk management infrastructure, its financial strength and resources, and how it will monitor the Sub-Adviser’s performance of trading, portfolio management and operational services to the Funds. The Board also noted the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including: adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and other transactions, reviewing the Funds’ performance, and oversight of the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that the Adviser will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.

Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to a series of questions, including: whether the Adviser was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust; and whether there are procedures in place to adequately allocate trades among its respective clients.

The Board reviewed the description provided on the practices for monitoring compliance with the Trust’s investment limitations, noting that the Adviser’s CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to adequately perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds would be satisfactory.

Performance

Because the Funds had not yet commenced operations, the Board could not consider past performance.

Fees and Expenses

As to the costs of the services to be provided by the Adviser, the Board discussed the comparison of advisory fees and total operating expense data and reviewed each Fund’s proposed advisory fee, which were unitary fees, and overall expenses compared to peer groups comprised of funds in categories constructed by the Adviser and the Sub-Adviser for each Fund. The Board was aware that under the unitary fee arrangement, the Adviser would be contractually obligated to pay the fees of each of the Fund’s service providers, with the exception of the Adviser’s advisory fee, and certain other expenses. The Board considered the fact that the Adviser would charge an

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)	Tema ETF Trust
February 29, 2024 (Unaudited)

55

advisory fee of 0.75% to each Fund. The Board noted that the advisory fee for the Funds was in some cases greater than the highest ETF in the peer group but recalled the Adviser’s explanation that the peer groups included index or passive ETFs while the Funds will be actively managed which requires additional resources. The Board concluded that based on the nature, quality and extent of the Adviser’s services to be provided to the Funds and comparative fee and expense data, the advisory fee charged by the Adviser to each Fund and the estimated expenses for each Fund were reasonable.

Profitability

The Board considered the level of profits that could be expected to accrue to the Adviser with respect to the Funds based on profitability projections and analyses reviewed by the Board and the selected financial information of the Adviser provided by the Adviser to the Board. After review and discussion, the Board concluded the investment advisory relationship would initially be unprofitable to the Adviser and, once the Funds had sufficient assets, the anticipated profit from the Adviser’s relationship with the Funds would not be excessive.

Economies of Scale

As to the extent to which the Adviser will realize economies of scale as the Funds grow, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the Adviser’s expectations for growth of the Funds. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with shareholders, the Board would seek to have those economies of scale shared in connection with future renewals of the Investment Advisory Agreement. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.

Fall-Out Benefits

The Board considered potential benefits to the Adviser from acting as investment adviser based on the potential success of the Funds, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser and its affiliates.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the Adviser’s advisory fee for each Fund was not unreasonable, and that approval of the advisory agreements were in the best interest of future shareholders of each Fund.

APPROVAL OF SUB-ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

During the Meeting, the Board reviewed and discussed the written materials that were provided by NEOS Investment Management, LLC (the “Sub-Adviser”) in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement between the Adviser and the Sub-Adviser on behalf of the Tema Obesity & Cardiometabolic ETF and Tema Neuroscience and Mental Health (each a “Fund” and collectively, the “Funds”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the advisory services to be provided by the Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Funds, noting that they had not yet launched; (iii) the proposed fees and expense of the Funds, including the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser; (iv) the anticipated profitability of the Funds to the Sub-Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Sub-Adviser and its affiliates (i.e., the ancillary benefits realized by the Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

As to the nature, quality and extent of the services to be provided by the Sub-Adviser, the Board noted the experience of the portfolio management and personnel of the Sub-Adviser, including their experience in the investment field, education and industry credentials. The Board reviewed the presentation materials prepared by the Sub-Adviser describing its investment process. The Board received satisfactory responses from the Sub-Adviser with respect to a series of questions. The Board discussed the Sub-Adviser’s compliance

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)	Tema ETF Trust
February 29, 2024 (Unaudited)

56

structure and broker-dealer selection process noting that the Funds would be actively managed equity funds. In consideration of the compliance policies and procedures for the Sub-Adviser, the Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to the Funds would be satisfactory.

Performance

As the Funds had not yet commenced operations, the Board was not able to consider past performance.

Fees and Expenses

As to the costs of the services to be provided by the Sub-Adviser, the Board discussed the sub-advisory fee payable by the Adviser to Sub-Adviser, pursuant to the Sub-Advisory Agreement. The Board considered that the Sub-Adviser is to be paid by the Adviser and not by the Funds. The Adviser confirmed to the Board that the Adviser was of the opinion that the sub-advisory fees to be paid to the Sub-Adviser were reasonable in light of the anticipated quality of the services to be performed by the Sub-Adviser and the proposed division of services between the Adviser and Sub-Adviser. The Trustees discussed the total fees expected to be paid to the Sub-Adviser and noted that the Sub-Adviser will receive no other compensation from the Funds or the Adviser, except the sub-advisory fee earned pursuant to the Sub-Advisory Agreement and payable by the Adviser. Based on the representations of the Adviser and Sub-Adviser and the meeting materials provided, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser was reasonable.

Profitability

As to profits to be realized by the Sub-Adviser, the Trustees noted that all sub-advisory fees will be paid by the Adviser, and not directly paid by the Funds. Consequently, the Board did not consider the costs of services provided by the Sub-Adviser or its profitability to be significant factors.

Economies of Scale.

The Board determined that economies of scale were primarily an adviser level issue and as such, had been considered when determining whether to approve the advisory agreement.

Fall-Out Benefits.

The Board considered potential benefits to the Sub-Adviser from acting as sub-adviser to the Funds based on the potential success of the Funds, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Sub-Adviser, so that such services do not give rise to “fall-out” benefits for the Sub-Adviser and its affiliates.

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement (Continued)	Tema ETF Trust
February 29, 2024 (Unaudited)

57

Additional Information (Unaudited)	Tema ETF Trust

TAX INFORMATION

For the period ended February 29, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentages of dividends declared from ordinary income designated as qualified dividend income were as follows:

Tema Obesity & Cardiometabolic ETF	0.00%
Tema Oncology ETF	2.40%
Tema Neuroscience and Mental Health ETF	0.00%
Tema American Reshoring ETF	100.00%
Tema Monopolies and Oligopolies ETF	100.00%
Tema Luxury ETF	93.86%
Tema Global Royalties ETF	80.20%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended February 29, 2024 were as follows:

Tema Obesity & Cardiometabolic ETF	0.00%
Tema Oncology ETF	1.38%
Tema Neuroscience and Mental Health ETF	0.00%
Tema American Reshoring ETF	100.00%
Tema Monopolies and Oligopolies ETF	100.00%
Tema Luxury ETF	13.21%
Tema Global Royalties ETF	26.56%

For the period ended February 29, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

Tema Obesity & Cardiometabolic ETF	0.00%
Tema Oncology ETF	9.98%
Tema Neuroscience and Mental Health ETF	0.00%
Tema American Reshoring ETF	0.00%
Tema Monopolies and Oligopolies ETF	0.00%
Tema Luxury ETF	0.00%
Tema Global Royalties ETF	0.00%

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended February 29, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes:

Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 2/29/2024
Tema Luxury ETF	$59,248	$7,224	$0.18	$0.02	330,000

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.temaetfs.com.

58

Additional Information (Unaudited) (Continued)	Tema ETF Trust

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.temaetfs.com.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.temaetfs.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

TRUSTEES AND OFFICERS

Information regarding the Trustees and Officer is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.temaetfs.com.

Fund	Symbol	CUSIP
Tema Obesity & Cardiometabolic ETF	HRTS	87975E883
Tema Oncology ETF	CANC	87975E701
Tema Neuroscience and Mental Health ETF	MNTL	87975E875
Tema American Reshoring ETF	RSHO	87975E602
Tema Monopolies and Oligopolies ETF	TOLL	87975E107
Tema Luxury ETF	LUX	87975E305
Tema Global Royalties ETF	ROYA	87975E404

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser Tema Global Limited Brookfield Place 200 Vesey Street, Suite 24106 New York, New York 10281	Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Administrator, Fund Accountant & Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036-3537

TEMAAR022024

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Fund’s tax returns and distribution calculations. There were no “Other services” provided by the principal accountant. For the fiscal year ended February 29, 2024, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 2/29/24
(a) Audit Fees	$63,000
(b) Audit-Related Fees	--
(c) Tax Fees	$21,000
(d) All Other Fees (Seed Audit)	$3,000

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 2/29/24
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees, other than the tax services as noted above, billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 2/29/24
Registrant	$--
Registrant’s Investment Adviser	$--

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows:

John Jacobs

Richard Keary

Robert Sherry

(b) Not applicable.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures provide reasonable assurance that the information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tema ETF Trust

By:	/s/ Mattew Keeling
Matthew Keeling
President/Principal Executive Officer

Date	April 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mattew Keeling
Matthew Keeling
President/Principal Executive Officer

Date	April 29, 2024

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date	April 29, 2024